CONVERTIBLE REDEEMABLE PREFERRED SHARES - Additional Information (Detail) - Series A convertible redeemable preferred shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Redemption price description	The redemption price shall be a return at a specified rate per annum single annually from the original issue date to the date on which the applicable redemption amount is paid in full. A specified rate might be (a) 20% if the redemption is initiated pursuant to Situation(i); (b) 10% if the redemption is initiated pursuant to Situation (ii); (c) 15% if the redemption is initiated pursuant to Situation (iii); (d) 12% if the Redemption is initiated pursuant to Situation (iv)-(vi), as applicable
Liquidation price, percentage of Series A preferred share issue price	150.00%
Dividend rate per annum on the Series A preferred shares	8.00%
IPO [Member]
Common stock shares isuued upon conversion		35,625,002